Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income	[1]	$ 5,583	$ 4,543	$ 3,304
Net (income) attributable to noncontrolling interests		(34)	(13)	(2)
Net income applicable to shareholders of The Bank of New York Mellon Corporation		5,549	4,530	3,302
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Provision for credit losses		(32)	70	119
Pension plan contributions		(5)	(5)	(6)
Depreciation and amortization		1,852	1,803	1,887
Deferred tax expense (benefit)		99	(345)	(383)
Net securities losses		80	85	68
Change in trading assets and liabilities		984	(5,639)	436
Change in accruals and other, net		(1,797)	188	489
Net cash provided by operating activities		6,730	687	5,912
Investing activities
Change in interest-bearing deposits with banks		1,341	(91)	1,943
Change in interest-bearing deposits with the Federal Reserve and other central banks		(23,196)	20,056	(18,730)
Purchases of securities held-to-maturity		(5,201)	(4,525)	(341)
Paydowns of securities held-to-maturity		5,030	4,400	4,675
Maturities of securities held-to-maturity		2,979	4,775	1,766
Purchases of securities available-for-sale		(37,549)	(43,621)	(23,422)
Sales of securities available-for-sale		11,094	6,812	11,229
Paydowns of securities available-for-sale		8,138	7,573	3,898
Maturities of securities available-for-sale		7,696	15,239	19,748
Net change in loans		(8,897)	(4,888)	(801)
Change in federal funds sold and securities purchased under resale agreements		(3,714)	(12,282)	(4,597)
Purchases of premises and equipment/capitalized software		(1,553)	(1,469)	(1,220)
Other, net		(451)	(1,458)	42
Net cash (used for) provided by investing activities		(44,283)	(9,479)	(5,810)
Financing activities
Change in deposits		35,688	9,895	3,456
Change in federal funds purchased and securities sold under repurchase agreements		4,844	(481)	2,148
Change in payables to customers and broker-dealers		1,799	1,678	(5,030)
Change in other borrowed funds		171	(242)	73
Change in commercial paper		1,702	301	0
Net proceeds from the issuance of long-term debt		5,737	5,737	6,487
Repayments, redemptions and repurchases of long-term debt		(5,509)	(5,963)	(6,059)
Issuance of common stock		19	17	16
Issuance of preferred stock		1,483	0	0
Treasury stock acquired		(3,535)	(3,064)	(2,604)
Redemption of preferred stock		(1,000)	0	(500)
Common cash dividends paid		(1,447)	(1,348)	(1,262)
Preferred cash dividends paid		(238)	(194)	(225)
Other, net		0	2	(19)
Net cash provided by (used for) financing activities		39,714	6,338	(3,519)
Effect of exchange rate changes on cash		221	(311)	230
Change in cash and due from banks and restricted cash
Change in cash and due from banks and restricted cash		2,382	(2,765)	(3,187)
Cash and due from banks and restricted cash at beginning of period		5,577	8,342	11,529
Cash and due from banks and restricted cash at end of period		7,959	5,577	8,342
Cash and due from banks at end of period (unrestricted cash)		5,111	4,178	4,922
Restricted cash at end of period		2,848	1,399	3,420
Cash and due from banks and restricted cash at end of period		7,959	5,577	8,342
Supplemental disclosures
Interest paid		$ 20,629	$ 21,374	$ 16,021

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,621 million for the year ended Dec. 31, 2025, $237 million for the year ended Dec. 31, 2024 and $1,073 million for the year ended Dec. 31, 2023.